Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE
Dated as of May 23, 2025
Pursuant to Section 4.01(c)(ii) of the Recovery Property Servicing Agreement, dated as of May 10, 2022 (the “Servicing Agreement”), between, PACIFIC GAS AND ELECTRIC COMPANY, a California corporation, as Servicer (the “Servicer”), and PG&E Wildfire Recovery Funding LLC, as Issuer (the “Issuer”), the Servicer does hereby certify, for the June 1, 2025 Payment Date (the “Current Payment Date”), as follows:
Capitalized terms used herein have their respective meanings as set forth in the Indenture. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods:    November 14, 2024 to May 23, 2025
Payment Date:        June 2, 2025

1	Collections Allocable and Aggregate Amounts Available for the Current Payment Date:
	Fixed Recovery Charge Remittances
	a.	Estimated Monthly Fixed Recovery Charges Remitted for November Collection Period[1]	$ 8,458,915.70
	b.	Estimated Monthly Fixed Recovery Charges Remitted for December Collection Period	17,342,922.31
	c.	Estimated Monthly Fixed Recovery Charges Remitted for January Collection Period	15,892,006.83
	d.	Estimated Monthly Fixed Recovery Charges Remitted for February Collection Period	15,931,088.69
	e.	Estimated Monthly Fixed Recovery Charges Remitted for March Collection Period	14,212,831.01
	f.	Estimated Monthly Fixed Recovery Charges Remitted for April Collection Period	15,812,462.29
	g.	Estimated Monthly Fixed Recovery Charges Remitted for May Collection Period[2]	11,510,327.58
i.	Total Estimated Fixed Recovery Charge Remittances		$ 99,160,554.40
ii.	Investment Earnings on Collection Account
		iii. Investment Earnings on Capital Subaccount iv. Investment Earnings on Excess Funds Subaccount v. Investment Earnings on General Subaccount	$ 441,141.05 108,885.95 1,449,463.21
vi.		General Subaccount Balance (sum of i and v above)	100,610,017.61
vii.		Excess Funds Subaccount Balance as of Prior Payment Date	6,997,314.89
viii.		Capital Subaccount Balance as of Prior Payment Date	19,892,995.77
ix.		Collection Account Balance (sum of vi -viii above)	$107,607,332.50

2	Outstanding Amounts as of Prior Payment Date:
i.	Tranche A-1 Outstanding Amount		$ 380,036,846.00
ii.	Tranche A-2 Outstanding Amount		540,000,000.00
iii.	Tranche A-3 Outstanding Amount		360,000,000.00
iv.	Tranche A-4 Outstanding Amount		1,260,000,000.00
v.	Tranche A-5 Outstanding Amount		900,000,000.00
vi.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds		3,440,036,846.00

3	Required Funding/Payments as of Current Payment Date:		$108,525,587.12
Principal			Principal Due
i.	Tranche A-1		$ 33,233,325.00
ii.	Tranche A-2		-
iii.	Tranche A-3		-
iv.	Tranche A-4		-
v.	Tranche A-5		-
vi.	For all Tranches of Recovery Bonds:		$33,233,325.00

Interest Tranche	Interest Rate	Days in Interest Period	Principal Balance	Interest Due
vii. Tranche A-1	3.594%	180	$ 380,036,846.00	$ 6,829,262.12
viii. Tranche A-2	4.263%	180	540,000,000.00	11,510,100.00
ix. Tranche A-3	4.377%	180	360,000,000.00	7,878,600.00
ix. Tranche A-4	4.451%	180	1,260,000,000.00	28,041,300.00
x. Tranche A-5	4.674%	180	900,000,000.00	21,033,000.00
xii.	For all Tranches of Recovery Bonds:			$ 75,292,262.12

			Required Level	Funding Required
xiii. Capital Subaccount			$18,000,000.00	-
4	Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture
i.	Indenture Trustee Fees and Expenses; Indemnity Amounts[3]			$ 0.00
ii.	Servicing Fee			900,000.00
iii.	Administration Fee			62,500.00
iv.	Other Ongoing Financing Costs Expenses			21,940.00
v.	Semi-Annual Interest (including any past-due for prior periods)			75,292,262.12
vi.	Return on PG&E Capital Contribution and any remittance of unpaid upfront financing costs			$403,341.18

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Interest Payment	$ 6,829.26	$ 6,829,262.12
2	Tranche A-2 Interest Payment	11,510.10	11,510,100.00
3	Tranche A-3 Interest Payment	7,878.60	7,878,600.00
4	Tranche A-4 Interest Payment	28,041.30	28,041,300.00
5	Tranche A-5 Interest Payment	21,033.00	21,033,000.00

vii.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date	$ 33,440,036,846.00

	Tranche	Per $1000 of Original Principal Amount	Aggregate
1	Tranche A-1 Principal Payment	$ 33,233.33	$ 3,233,325.00
2	Tranche A-2 Principal Payment	-	-
3	Tranche A-3 Principal Payment	-	-
4	Tranche A-4 Principal Payment	-	-
5	Tranche A-5 Principal Payment	-	-
viii.	Semi-Annual Principal		33,233,325.00
ix.	Deposit to Excess Funds Subaccount		-
x.	Released to Issuer upon Retirement of all Notes		-
xi.	Aggregate Remittances as of Current Payment Date		$ 99,160,554.40

1 November 2024 total remittances equaled $16,000,984.89 out of which $7,542,069.19 was reported in the Semi-Annual Certificate filed in November 2024
2 Based upon Estimated Fixed Recovery Charged remitted during Collection Period (i.e. Estimated Fixed Recovery Charges remitted within two Servicer Business Days of deemed collection date). Does not include reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

3 Subject to $200,000 cap per annum

5	Subaccount Withdrawals as of Current Payment (if applicable, pursuant to Section 8.02(e) of Indenture:
i.	Excess Funds Subaccount	$ 7,106,200.84
ii.	Capital Subaccount	2,197,149.85
iii.	Total Withdrawals	$ 9,303,350.69

6	Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):
i.	Tranche A-1	$ 346,803,521.00
ii.	Tranche A-2	540,000,000.00
iii.	Tranche A-3	360,000,000.00
iv.	Tranche A-4	1,260,000,000.00
v.	Tranche A-5	900,000,000.00
iv.	Aggregate Outstanding Amount of all Tranches of Recovery Bonds:	3,406,803,521.00
v.	Excess Funds Subaccount Balance	0.00
vi.	Capital Subaccount Balance	18,136,986.97
vii.	Aggregate Collection Account Balance	$18,136,986.97

7	Shortfalls in Interest and Principal Payments as of Current Payment Date

	i.	Semi-annual Interest
			Tranche A-1 Interest Payment	$ -
			Tranche A-2 Interest Payment	-
			Tranche A-3 Interest Payment	-
			Tranche A-4 Interest Payment	-
			Tranche A-5 Interest Payment	-
	ii.	Semi-Annual Principal
			Tranche A-1 Principal Payment	-
			Tranche A-2 Principal Payment	-
			Tranche A-3 Principal Payment	-
			Tranche A-4 Principal Payment	-
			Tranche A-5 Principal Payment	-

8	Shortfalls in Required Subaccount Levels as of Current Payment Date
	iii.	Capital Subaccount	$ -

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate as of the date first above written.
SERVICER:

PACIFIC GAS AND ELECTRIC COMPANY,
a California corporation

By:	/s/ MONICA KLEMANN
Name: Monica Klemann
Title: Senior Director, Assistant Treasurer